ALPINE ULTRA SHORT MUNICIPAL INCOME FUND
AND
ALPINE HIGH YIELD MANAGED DURATION MUNICIPAL FUND,
EACH A SERIES OF ALPINE INCOME TRUST

SUPPLEMENT DATED APRIL 4, 2016
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION
EACH DATED FEBRUARY 29, 2016

The following replaces the fee table and footnotes and expense example in the section of Alpine Ultra Short Municipal Income Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a decrease in the management fee of the Fund and a lower expense limitation for Class A and Institutional Class shares of the Fund, each of which took effect as of April 1, 2016.

Alpine Ultra Short Municipal Income Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.50%(1)	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of amount redeemed within less than 30 days of purchase)	0.25%	0.25%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses	0.93%	0.68%
Fee Waivers and/or Expense Reimbursements(2)	(0.23)%	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.70%	0.45%

(1)	The 0.50% sales charge is waived on shares purchased through certain financial intermediaries that have entered into contractual agreements with the Fund’s Distributor, and for purchases of $250,000 or greater.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.70% of the average net assets of the Class A shares and 0.45% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$121	$322	$540	$1,166
Institutional Class	$46	$194	$356	$825

The following replaces the fee table and footnotes and expense example in the section of Alpine High Yield Managed Duration Municipal Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a decrease in the management fee of the Fund and a lower expense limitation for Class A and Institutional Class shares of the Fund, each of which took effect as of April 1, 2016.

Alpine High Yield Managed Duration Municipal Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	0.75%	0.75%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.35%	0.35%
Interest Expense	0.02%	0.02%
Total Annual Fund Operating Expenses	1.27%	1.02%
Fee Waivers and/or Expense Reimbursements(2)	(0.35)%	(0.35)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.92%	0.67%

(1)	A contingent deferred sales change of 0.50% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $250,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.90% of the average net assets of the Class A shares and 0.65% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$342	$609	$897	$1,716
Institutional Class	$68	$290	$529	$1,216

The following replaces the applicable disclosure in the section of the Funds’ Prospectus titled “Management of the Funds – Investment Adviser”:

In return for these services, facilities and payments, the Ultra Short Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 0.50% of the average daily net assets of the Fund on the first $2.5 billion in assets and 0.45% of the average daily net assets of the Fund in excess of $2.5 billion. In return for these services, facilities and payments, the High Yield Municipal Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 0.65% of the average daily net assets of the Fund on the first $250 million in assets and 0.60% of the average daily net assets of the Fund in excess of $250 million.

The Adviser has agreed contractually to waive and/or reimburse expenses of the Ultra Short Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.70% of the average net assets of the Class A shares and 0.45% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of the High Yield Municipal Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.90% of the average net assets of the Class A shares and 0.65% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The following replaces the applicable disclosure in the section of the Funds’ Statement of Additional Information titled “Investment Advisory Arrangements”:

The Adviser has agreed contractually to waive and/or reimburse expenses of the Ultra Short Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.70% of the average net assets of the Class A shares and 0.45% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of the High Yield Municipal Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 0.90% of the average net assets of the Class A shares and 0.65% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

Please retain this Supplement for future reference.